Property, Plant and Equipment - Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	$ (5,174)	$ (221)
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	343	105
Total property, plant and equipment	374	299	$ 171
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	(5,548)	(520)	(272)
Operating Expense
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	343	105	80
Research and development
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	270	90	64
General and administrative
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	73	15	16
Property
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	(2,601)	(20)
Property | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	179	71
Total property, plant and equipment	155	237	144
Property | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	(2,756)	(257)	(179)
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	(2,601)	(20)
Right-of-use assets | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	$ 557	$ 236	$ 145